Loans to Customers, net - Loans by industry sector (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Financial instrument disclosures
Loans to customers	$ 39,419,340	$ 27,341,254	$ 24,955,692
Nominal value of loans acquired		36,919	1,495
Gross Balance
Financial instrument disclosures
Loans to customers		$ 27,926,632	$ 25,451,513
%	100.00%	100.00%	100.00%
Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 27,833,088	$ 25,393,211
Foreign banks | Gross Balance
Financial instrument disclosures
Loans to customers		93,544	58,302
Commercial loans
Financial instrument disclosures
Loans to customers		15,209,534	13,739,589
Commercial loans | Gross Balance
Financial instrument disclosures
Loans to customers		$ 15,438,398	$ 13,960,818
%	55.28%	55.28%	54.85%
Commercial loans | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 15,344,854	$ 13,902,516
Commercial loans | Foreign banks | Gross Balance
Financial instrument disclosures
Loans to customers		93,544	58,302
Commerce | Gross Balance
Financial instrument disclosures
Loans to customers		$ 2,324,325	$ 2,035,129
%	8.32%	8.32%	7.99%
Commerce | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 2,285,895	$ 2,013,411
Commerce | Foreign banks | Gross Balance
Financial instrument disclosures
Loans to customers		38,430	21,718
Financial services | Gross Balance
Financial instrument disclosures
Loans to customers		$ 2,122,599	$ 1,851,649
%	7.60%	7.60%	7.27%
Financial services | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 2,119,815	$ 1,845,464
Financial services | Foreign banks | Gross Balance
Financial instrument disclosures
Loans to customers		2,784	6,185
Services | Gross Balance
Financial instrument disclosures
Loans to customers		$ 2,109,491	$ 1,964,238
%	7.55%	7.55%	7.72%
Services | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 2,109,143	$ 1,964,238
Services | Foreign banks | Gross Balance
Financial instrument disclosures
Loans to customers		348
Construction | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,752,237	$ 1,493,373
%	6.27%	6.27%	5.87%
Construction | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,752,237	$ 1,493,373
Agriculture and livestock | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,582,520	$ 1,354,069
%	5.67%	5.67%	5.32%
Agriculture and livestock | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,582,520	$ 1,354,069
Manufacturing | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,579,475	$ 1,399,692
%	5.66%	5.66%	5.50%
Manufacturing | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,544,862	$ 1,369,293
Manufacturing | Foreign banks | Gross Balance
Financial instrument disclosures
Loans to customers		34,613	30,399
Transportation and telecommunications | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,498,142	$ 1,612,930
%	5.37%	5.37%	6.34%
Transportation and telecommunications | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,480,773	$ 1,612,930
Transportation and telecommunications | Foreign banks | Gross Balance
Financial instrument disclosures
Loans to customers		17,369
Electricity, gas and water | Gross Balance
Financial instrument disclosures
Loans to customers		$ 461,351	$ 565,695
%	1.65%	1.65%	2.22%
Electricity, gas and water | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 461,351	$ 565,695
Mining | Gross Balance
Financial instrument disclosures
Loans to customers		$ 453,549	$ 422,176
%	1.62%	1.62%	1.66%
Mining | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 453,549	$ 422,176
Fishing | Gross Balance
Financial instrument disclosures
Loans to customers		$ 156,472	$ 145,266
%	0.56%	0.56%	0.57%
Fishing | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 156,472	$ 145,266
Other | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,398,237	$ 1,116,601
%	5.01%	5.01%	4.39%
Other | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 1,398,237	$ 1,116,601
Mortgage loans
Financial instrument disclosures
Loans to customers		8,017,743	7,445,221
Mortgage loans | Gross Balance
Financial instrument disclosures
Loans to customers		$ 8,052,073	$ 7,477,236
%	28.83%	28.83%	29.38%
Mortgage loans | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 8,052,073	$ 7,477,236
Consumer loans
Financial instrument disclosures
Loans to customers		4,113,977	3,770,882
Consumer loans | Gross Balance
Financial instrument disclosures
Loans to customers		$ 4,436,161	$ 4,013,459
%	15.89%	15.89%	15.77%
Consumer loans | Domestic banks | Gross Balance
Financial instrument disclosures
Loans to customers		$ 4,436,161	$ 4,013,459